Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing agreements, year 1	$ 161
Outsourcing agreements, year 2	104
Outsourcing agreements, year 3	29
Outsourcing agreements, year 4	2
Outsourcing agreements, year 5	3
Outsourcing agreements, thereafter	11
Long-term software/meter agreement, year 1	17
Long-term software/meter agreement, year 2	16
Long-term software/meter agreement, year 3	2
Long-term software/meter agreement, year 4	1
Long-term software/meter agreement, year 5	2
Long-term software/meter agreement, thereafter	1
Operating lease commitments, year 1	7
Operating lease commitments, year 2	11
Operating lease commitments, year 3	4
Operating lease commitments, year 4	1
Operating lease commitments, year 5	1
Operating lease commitments, thereafter	$ 4